Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Calculation of Basic and Diluted Earnings Per Share
Earnings applicable to common stock and common stock shares used in the calculation of basic and diluted earnings per share are as follows:

(in Millions, Except Share and Per Share Data)	Year Ended December 31,
	2018	2017	2016
Earnings (loss) attributable to FMC stockholders:
Continuing operations, net of income taxes	$531.4	$(135.7)	$71.1
Discontinued operations, net of income taxes	(29.3)	671.5	138.0
Net income (loss) attributable to FMC stockholders	$502.1	$535.8	$209.1
Less: Distributed and undistributed earnings allocable to restricted award holders	(2.4)	—	(0.2)
Net income (loss) allocable to common stockholders	$499.7	$535.8	$208.9

Basic earnings (loss) per common share attributable to FMC stockholders:
Continuing operations	$3.94	$(1.01)	$0.53
Discontinued operations	(0.22)	5.00	1.03
Net income (loss)	$3.72	$3.99	$1.56

Diluted earnings (loss) per common share attributable to FMC stockholders:
Continuing operations	$3.91	$(1.01)	$0.53
Discontinued operations	(0.22)	5.00	1.03
Net income (loss)	$3.69	$3.99	$1.56

Shares (in thousands):
Weighted average number of shares of common stock outstanding - Basic	134,406	134,255	133,890
Weighted average additional shares assuming conversion of potential common shares	1,473	—	648
Shares – diluted basis	135,879	134,255	134,538